UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trilogy Capital LLC
Address: 2 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-12152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Caren Pennington
Title:     Chief Compliance Officer
Phone:     203-971-3400

Signature, Place, and Date of Signing:

      /s/ Caren Pennington     Greenwich, CT     August 08, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $48,332 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304       57     2533 SH       DEFINED                     0     2533        0
DELTA AIR LINES INC DEL        COM NEW          247361702     8047  1411755 SH       DEFINED                     0  1411755        0
FOSTER WHEELER LTD             SHS NEW          G36535139        5       70 SH       DEFINED                     0       70        0
LENNAR CORP                    CL A             526057104     7339   594700 SH       DEFINED                     0   594700        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207      348     9409 SH       DEFINED                     0     9409        0
MIRANT CORP NEW                COM              60467R100    15519   396400 SH       DEFINED                     0   396400        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1467    65142 SH       DEFINED                     0    65142        0
SIERRA PAC RES NEW             COM              826428104     7823   615500 SH       DEFINED                     0   615500        0
SMURFIT-STONE CONTAINER CORP   PFD CV EX A 7%   832727200     5946   330149 SH       DEFINED                     0   330149        0
TRONOX INC                     CL A             897051108      126    40000 SH       DEFINED                     0    40000        0
VISTEON CORP                   COM              92839U107     1655   629400 SH       DEFINED                     0   629400        0